UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  0207-534-6002


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom           May 16, 2011
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       8

Form 13F Information Table Value Total:   $1,668,910
                                          (thousands)


List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2   COLUMN 3      COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                ----------  ---------     --------  --------------------   ----------  --------   --------------------
                               TITLE OF                  VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------                ----------  ---------     --------  ----------  --- ----   ----------  --------   ------  ------  ----
AUTOMATIC DATA PROCESSING IN     COM      053015103     265,477    5,173,983  SH           SOLE        NONE    5,173,983
CLOROX CO DEL                    COM      189054109     213,304    3,044,156  SH           SOLE        NONE    3,044,156
DOMINOS PIZZA INC                COM      25754A201     105,939    5,748,174  SH           SOLE        NONE    5,748,174
DR PEPPER SNAPPLE GROUP INC      COM      26138E109     450,556   12,124,754  SH           SOLE        NONE   12,124,754
LEE ENTERPRISES INC              COM      523768109       9,686    3,587,257  SH           SOLE        NONE    3,587,257
MEDCO HEALTH SOLUTIONS INC       COM      58405U102      41,708      742,668  SH           SOLE        NONE      742,668
PHILIP MORRIS INTL INC           COM      718172109     232,880    3,548,374  SH           SOLE        NONE    3,548,374
PROCTER & GAMBLE CO              COM      742718109     349,360    5,671,435  SH           SOLE        NONE    5,671,435






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